FAIR VALUE MEASUREMENTS - Monte Carlo Simulation for the fair value (Details) - ROMAN DBDR TECH ACQUISITION CORP.	Nov. 12, 2020 USD ($) $ / shares	Nov. 05, 2020 USD ($) $ / shares	Sep. 30, 2021	Dec. 31, 2020 $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross proceeds	$ 12,022,400
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.36	1.02	0.37
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		5.00	5.21	5.05
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		20.0	21.6	18.5
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		11.50	11.50	11.50
Fair value of Units
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		9.48	1.61	10.11
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price of warrant | $ / shares		$ 1.05
Gross proceeds		$ 12,200,000
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price of warrant | $ / shares	$ 1.00	$ 1.06		$ 1.00
Gross proceeds		$ 11,500,000